Leases - Schedule of Lease Liability Maturity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases
2022	$ 4,117
2023	4,023
2024	3,294
2025	981
2026	885
Thereafter	4,795
Total	18,095
Less: Imputed Interest	(1,602)
Present value of net lease payments	$ 16,493